SHARE CAPITAL - ROLLFORWARD OF COMMON SHARES (Details) - Common shares - shares shares in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of number of shares outstanding [abstract]
Outstanding, beginning of the year	465.9	453.8
Equity issuance	0.0	7.9
Issuance of flow-through common shares	0.0	3.4
Issuance of shares for share-based compensation	0.9	0.8
Outstanding, end of the year	466.8	465.9